Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000030254
Account Value [Line Items]
Line Graph and Table Measure Name		Boyar Value Fund
Accumulated Value	$ 9,500		$ 10,168	$ 11,742	$ 10,907	$ 12,995	$ 13,545	$ 16,066	$ 12,830	$ 14,643	$ 16,315	$ 18,333
S&P Composite 1500 Value Index USD TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500 Value Index TR
Accumulated Value	10,000		11,849	13,626	12,360	16,230	16,491	20,678	19,547	23,778	26,666	30,058
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 11,196	$ 13,640	$ 13,042	$ 17,149	$ 20,304	$ 26,132	$ 21,399	$ 27,025	$ 33,786	$ 39,827